SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION (Tables)	9 Months Ended
Sep. 30, 2017
Supplemental Disclosures Of Cash Flow Information Tables
Supplemental disclosures of cash flow information
	For the Nine Months Ended:
	September 30, 2017	September 30, 2016
Cash paid for interest	$33,429	$29,083
Cash paid for taxes	$—	$—

Warrants issued in connection with note payable	$—	$58,520
Warrants issued in connection with issuance of Series A Preferred Stock	$67,491	$—

Business Combinations:
Current Assets	$1,044,893	$—
Property and equipment, net	$268,398	$—
Intangible assets	$2,498,737	$—
Goodwill	$1,960,328	$—
Other non-current assets	$1,962,140	$—
Assumed liabilities	$(1,258,905)	$—
Deferred revenue	$(22,493)	$—
Other non-current liabilities	$(16,584)	$—
Issuance of common stock	$(7,055,179)	$—
Notes payable	$(907,407)	$—